SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Between July and September 1, 2021, the Company repurchased 152,656 shares, under its buy-back program, at an aggregate cost of $2.2 million, bringing the total aggregate amount repurchased to 980,000 shares as of September 1, 2021.

In August 2021, an option was declared extending the variable rate time charter with an international energy major for Flex Amber, by an additional one year. The time charter was originally due to expire in the third quarter 2021 and will now expire in the third quarter 2022. The charterer has the option to extend the time charter by an additional one year period.

On August 16, 2021, the Company’s Board of Directors declared a cash dividend for the second quarter of 2021 of $0.40 per share. The dividend will be paid on or around September 16, 2021, to shareholders on record as of September 2, 2021. The ex-dividend date was September 1, 2021.

On August 16, 2021, the Board of Directors authorized to increase the maximum amount to be paid per share under the Company's buy-back program from $14.00 to $15.00, or equivalent in NOK if bought at the Oslo Stock Exchange. The other terms of the program remain unchanged.

On August 16, 2021, the Company issued 585,000 share options to members of top management. The share options will have a five-year term from September 7, 2021, with a three-year vesting period, whereby: 25% will vest after one year; 35% will vest after two years; and 40% will vest after three years. The options have an exercise price of: $14.00 for those vesting after one year; $15.60 for those vesting after two years; and $17.20 for those vesting after three years. The weighted average strike price of the options is $15.84 per share. The exercise price will be adjusted for any distribution of dividends made before the relevant options expire. The following allocation of options have been made:
•Øystein Kalleklev, CEO of Flex LNG Management AS, has been allocated 250,000 options;
•Halfdan Marius Foss, Head of Commercial Flex LNG Management AS, has been allocated 185,000 options;
•Knut Traaholt, CFO of Flex LNG Management AS, has been allocated 120,000 options; and
•Fergus Bristow, CAO of Flex LNG Management Ltd, has been allocated 30,000 options.